Institutional Class HAINX
Retirement Class HNINX
Administrative Class HRINX
Investor Class HIINX

Harbor International Fund

Supplement to Summary Prospectus dated March 1, 2021
October 22, 2021
Effective October 15, 2021, Michael Nickson no longer serves as a portfolio manager to Harbor International Fund. All references to Mr. Nickson in the Prospectus and Statement of Additional Information are hereby removed.
Investors Should Retain This Supplement For Future Reference
S1021.SP.HIF